Provisions, income tax liabilities and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions		€ (11)	€ 168	€ (622)
France
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		29	(3)	156
Gains/(losses) on experience adjustments	[1]	18	16	(120)
Gains/(losses) on demographic assumptions		0	0	0
Gains/(losses) on financial assumptions		11	(19)	276
Germany
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		135	(98)	205
Gains/(losses) on experience adjustments	[1]	46	(54)	(620)
Gains/(losses) on demographic assumptions		0	0	0
Gains/(losses) on financial assumptions		89	(44)	825
US
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		47	(25)	382
Gains/(losses) on experience adjustments	[1]	(42)	(7)	(287)
Gains/(losses) on demographic assumptions		11	18	129
Gains/(losses) on financial assumptions		78	(36)	540
UK
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		(212)	(44)	(131)
Gains/(losses) on experience adjustments	[1]	(472)	(12)	(1,328)
Gains/(losses) on demographic assumptions		50	11	54
Gains/(losses) on financial assumptions		€ 210	€ (43)	€ 1,143

[1]	(a)Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets